Condensed Statements of Changes in Members' Equity (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Series D Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series C Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series B Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series A Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Common Stock [Member]	Additional Paid-In Capital [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Additional Paid-In Capital [Member]	Subscriptions Receivable, Related Parties [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Accumulated Deficit [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class A Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class A Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class B Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class B Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class C Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class C Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member]	Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Brooklyn Immunotherapeutics, LLC [Member]	Total
Balance at Dec. 31, 2017	$ 35,400	$ 40,461	$ 35	$ 141	$ 7,968		$ 13,000	$ 179,148,961	$ 134,752,000	$ (88,663)	$ (187,130,857)		$ (129,119,000)	$ (7,986,554)														$ 5,536,000
Balance, shares at Dec. 31, 2017	35,400,669	40,460,713	35,016	140,639	7,968,224		2,521,000
Issuance of common stock upon exchange of preferred stock		$ (40,461)	$ (35)	$ (141)	$ 16,772			(106,536,946)			106,560,811
Issuance of common stock upon exchange of preferred stock, shares		(40,460,713)	(35,016)	(140,639)	16,771,866
Net loss											(16,098,602)			(16,098,602)											$ (16,098,602)
Balance at Nov. 05, 2018	$ 35,400				$ 24,740			72,612,015		(88,663)	(96,668,648)			(24,085,156)	6,482,005		6,482,005
Balance, shares at Nov. 05, 2018	35,400,669				24,740,090
Balance at Dec. 31, 2017	$ 35,400	$ 40,461	$ 35	$ 141	$ 7,968		$ 13,000	179,148,961	134,752,000	(88,663)	(187,130,857)		(129,119,000)	(7,986,554)														5,536,000
Balance, shares at Dec. 31, 2017	35,400,669	40,460,713	35,016	140,639	7,968,224		2,521,000
Net loss													(259,000)															(259,000)
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,700	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			$ 10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Balance at Nov. 05, 2018	$ 35,400				$ 24,740			$ 72,612,015		$ (88,663)	$ (96,668,648)			$ (24,085,156)	6,482,005		6,482,005
Balance, shares at Nov. 05, 2018	35,400,669				24,740,090
Stock based compensation: Amortization of restricted common units						15,248									15,248
Stock based compensation: Issuance of membership units for purchase of IRX															2,400,000				1,400,000		1,000,000
Stock based compensation: Membership units issued in exchange for services															5,000		5,000
Stock based compensation: Sale of members' equity															1,955,579		1,955,579
Stock based compensation: Members' equity exchanged for loans payable and interest															1,516,346		1,516,346
Net loss												(2,004,472)			(2,004,472)
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,700	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Stock based compensation: Amortization of restricted common units																45,744							45,744
Stock based compensation: Issuance of membership units for purchase of IRX
Stock based compensation: Membership units issued in exchange for services
Stock based compensation: Sale of members' equity																5,080,500		5,080,500
Stock based compensation: Members' equity exchanged for loans payable and interest
Net loss													(403,000)			(4,123,578)								(4,123,578)			(4,123,578)	(403,000)
Balance at Jun. 30, 2019							$ 14,000		136,648,000				(129,805,000)			11,372,372		15,039,430		1,400,000		1,000,000	60,992	(6,128,050)				6,667,000
Balance, shares at Jun. 30, 2019							2,882,000
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,700	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Stock based compensation: Amortization of restricted common units						91,689									91,689
Stock based compensation: Sale of members' equity															8,218,762		8,218,762
Net loss												(8,937,054)	(2,047,000)		(8,937,054)											$ (8,937,054)	8,937,054	(2,047,000)
Balance at Dec. 31, 2019						106,937	$ 14,000		136,721,000			(10,941,526)	(131,457,000)		9,743,103	9,743,103	18,177,692	18,177,692	1,400,000	1,400,000	1,000,000	1,000,000	106,937	(10,941,526)			9,743,103	5,091,000
Balance, shares at Dec. 31, 2019							2,901,000
Balance at Mar. 31, 2019							$ 14,000		136,606,000				(129,707,000)															6,691,000
Balance, shares at Mar. 31, 2019							2,878,000
Net loss													(90,000)															(90,000)
Balance at Jun. 30, 2019							$ 14,000		136,648,000				(129,805,000)			11,372,372		15,039,430		1,400,000		1,000,000	60,992	(6,128,050)				6,667,000
Balance, shares at Jun. 30, 2019							2,882,000
Balance at Dec. 31, 2019						$ 106,937	$ 14,000		136,721,000			$ (10,941,526)	(131,457,000)		$ 9,743,103	9,743,103	$ 18,177,692	18,177,692	$ 1,400,000	1,400,000	$ 1,000,000	1,000,000	106,937	(10,941,526)			9,743,103	5,091,000
Balance, shares at Dec. 31, 2019							2,901,000
Stock based compensation: Amortization of restricted common units																45,468							45,468
Stock based compensation: Sale of members' equity																5,024,313		5,024,313
Net loss													(3,241,000)			(3,052,658)								(3,052,658)			(3,052,658)	(3,241,000)
Balance at Jun. 30, 2020							$ 15,000		136,837,000				(134,706,000)			11,760,226		23,202,005		1,400,000		1,000,000	152,405	(13,994,184)			11,760,226	1,931,000
Balance, shares at Jun. 30, 2020							2,938,000
Balance at Mar. 31, 2020							$ 15,000		136,800,000				(132,675,000)															3,849,000
Balance, shares at Mar. 31, 2020							2,926,000
Net loss													(2,023,000)															(2,023,000)
Balance at Jun. 30, 2020							$ 15,000		$ 136,837,000				$ (134,706,000)			$ 11,760,226		$ 23,202,005		$ 1,400,000		$ 1,000,000	$ 152,405	$ (13,994,184)			$ 11,760,226	$ 1,931,000
Balance, shares at Jun. 30, 2020							2,938,000